                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-07939
                                   ---------------------------------------------

                 Merrimac Funds
         ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

               200 Clarendon Street, Boston, MA              02116
         ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Susan C. Mosher, Secretary
               Merrimac Funds
               Mail Code LEG 13
               200 Clarendon Street, Boston, MA              02116
         ---------------------------------------------------------
               (Name and address of agent for service)

               with a copy to:

               Philip H. Newman, Esq.
               Goodwin Procter LLP
               Exchange Place
               Boston, MA  02109

Registrant's telephone number, including area code: 888-637-7622

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  06/30/03
                          ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                     [logo]

                               MERRIMAC CASH FUND

                               Semiannual Report
                                 June 30, 2003

[LOGO]

August 12, 2003

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Merrimac Cash Fund as of June 30, 2003. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

Effective June 1, 2003, Lincoln Capital Fixed Income Management Company, LLC, a wholly owned subsidiary of Lehman Brothers Holdings, Inc., assumed sub-adviser responsibility for Merrimac Cash Portfolio, the master portfolio into which Merrimac Cash Fund invests. Lincoln Capital replaces Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.). The team of investment professionals managing the investment program for the portfolio at Lincoln Capital is substantially the same team of investment professionals who managed the investment program for the portfolio at Opus.

During the first half of 2003, our fund operated in a difficult economic environment with interest rates at a forty plus year low. While markets had been, until recently, assuming no upward adjustment of rates until well into 2004, some market segments are now speculating on earlier movement. The challenge of portfolio management in uncertain times will be with us for some time to come. We are confident that our sub-adviser will provide favorable return for our investors.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $ 942,377,356
    Prepaid expenses                                        9,780
                                                    -------------
        Total assets                                  942,387,136
                                                    -------------
LIABILITIES
    Distributions payable to shareholders                 882,710
    Accrued expenses                                       33,614
                                                    -------------
        Total liabilities                                 916,324
                                                    -------------
NET ASSETS                                          $ 941,470,812
                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital                                 $ 941,571,919
    Accumulated net realized loss on investments         (101,107)
                                                    -------------
        Total net assets                            $ 941,470,812
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $ 941,470,812
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                     941,562,163
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $   7,839,667
    Expenses                                             (960,980)
                                                    -------------
        Net investment income from Portfolio            6,878,687
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                         53,587
    Audit                                                   8,868
    Legal                                                   4,031
    Printing                                                3,628
    Insurance                                               8,868
    Trustees fees and expenses                              5,643
    Miscellaneous                                          10,480
                                                    -------------
        Total Expenses                                     95,105
                                                    -------------
NET INVESTMENT INCOME                                   6,783,582
                                                    -------------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                 9,849
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $   6,793,431
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2003      YEAR ENDED
                                           (UNAUDITED)    DECEMBER 31, 2002
                                          --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $   6,783,582   $    22,687,656
    Net realized gain allocated from
      Portfolio                                   9,849             3,085
                                          -------------   ---------------
        Net increase in net assets from
          operations                          6,793,431        22,690,741
                                          -------------   ---------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                            (6,783,582)      (22,687,653)
    Institutional Class                              --                (3)
                                          -------------   ---------------
        Total dividends declared             (6,783,582)      (22,687,656)
                                          -------------   ---------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold             1,312,080,875     5,349,452,774
    Proceeds from dividends reinvested          735,837         5,226,704
    Payment for shares redeemed           (1,764,978,315)  (4,914,953,747)
                                          -------------   ---------------
        Net increase (decrease) in net
          assets derived from share
          transactions                     (452,161,603)      439,725,731
                                          -------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS      (452,151,754)      439,728,816
NET ASSETS
    Beginning of period                   1,393,622,566       953,893,750
                                          -------------   ---------------
    End of period                         $ 941,470,812   $ 1,393,622,566
                                          =============   ===============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                          PREMIUM CLASS
                           ---------------------------------------------------------------------------
                            SIX MONTHS
                               ENDED                        YEAR ENDED DECEMBER 31,
                           JUNE 30, 2003  ------------------------------------------------------------
                            (UNAUDITED)       2002         2001        2000        1999        1998
                           -------------  ------------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $  1.000      $    1.000    $  1.000    $  1.000    $  1.000    $  1.000

  Net investment income         0.006           0.019       0.042       0.063       0.051       0.055

  Dividends from net
    investment income          (0.006)         (0.019)     (0.042)     (0.063)     (0.051)     (0.055)
                             --------      ----------    --------    --------    --------    --------

NET ASSET VALUE, END OF
  PERIOD                     $  1.000      $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                             ========      ==========    ========    ========    ========    ========

TOTAL RETURN(1)                  1.27%           1.88%       4.31%       6.52%       5.26%       5.59%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                   0.20%           0.19%       0.20%       0.21%       0.21%       0.16%

  Net investment income          1.27%           1.84%       4.12%       6.32%       5.13%       5.46%

  Net expenses before
    waiver                         --              --          --          --          --        0.20%

  Net assets, end of
    period (000s omitted)    $941,471      $1,393,623    $953,892    $608,384    $808,103    $655,049

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the six months ended June 30, 2003.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2003 the investment by the Fund represents ownership of a proportionate interest of 21.01% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as sub-adviser to the Portfolio as of June 1, 2003. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) served as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for six months ended June 30, 2003 aggregated $1,312,816,712 and $1,772,675,045 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                  PREMIUM CLASS                  INSTITUTIONAL CLASS
                                         --------------------------------  -------------------------------
                                         SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                             JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                               2003             2002             2003            2002
                                         --------------------------------  -------------------------------
         Shares sold                       1,312,080,875   5,349,452,774          --                --
         Shares reinvested                       735,837     5,226,698            --                 6
         Shares redeemed                  (1,764,978,315)  (4,914,951,836)        --            (1,911)
                                          --------------   --------------        ---            ------
         Net increase (decrease) in
           shares                           (452,161,603)  439,727,636            --            (1,905)
                                          ==============   ==============        ===            ======

       At June 30, 2003, Investors Bank, as agent for its clients, was record holder of 92% of the Fund's outstanding shares.

                                                      MERRIMAC CASH PORTFOLIO
                                        SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 25.8%
American Honda Finance Corporation                         1.18%             08/08/03       $       22,500,000   $     22,471,975
Amstel Funding Corporation                                  1.27             07/22/03               77,100,000         77,042,882
                                                            0.95             12/19/03               35,000,000         34,842,062
Caisse Nationale Des Caisses D' Epangne                     1.61             12/03/03               50,000,000         49,659,860
Clipper Receivables                                         1.22             07/03/03               30,000,000         29,997,967
                                                            1.26             07/07/03               50,000,000         49,989,500
                                                            1.18             08/06/03               10,000,000          9,988,200
                                                            1.24             08/13/03               43,500,000         43,435,572
Danske Corporation                                          1.20             09/04/03               75,000,000         74,837,500
                                                            1.35             09/29/03               25,000,000         24,916,251
Deer Park Refining Limited                                  1.15             07/11/03               85,000,000         85,000,000
                                                            1.37             07/14/03               29,500,000         29,500,000
                                                            1.33             08/04/03               15,000,000         15,000,000
Den Norske Bank ASA                                         1.18             08/11/03               30,000,000         29,959,683
                                                            1.47             08/15/03               25,000,000         24,954,687
                                                            1.20             10/03/03               75,000,000         74,765,000
General Electric Capital Corporation                        1.20             08/12/03               35,000,000         34,951,000
High Peak Funding LLC                                       1.31             07/21/03               35,000,000         34,974,722
                                                            1.28             08/15/03               10,000,000          9,984,125
                                                            1.09             09/12/03               60,000,000         59,867,383
                                                            1.21             09/29/03               25,000,000         24,925,000
HSBC USA, Inc.                                              1.46             08/12/03               50,000,000         49,916,000
Ivory Funding Corporation                                   1.26             07/07/03               50,000,000         49,989,500
                                                            1.25             07/08/03               50,000,000         49,987,847
Nieuw Amsterdam Receivables                                 1.03             07/21/03               87,342,000         87,292,021
Royal Bank of Canada                                        1.31             07/21/03               25,000,000         24,981,945
Societe Generale NY                                         1.18             07/08/03               50,000,000         49,988,528
UBS Finance Delaware                                        1.05             07/03/03                5,000,000          4,999,708
                                                                                                                 ----------------
                                                                                                                    1,158,218,918
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 36.3%
American Express Credit Corporation                         1.35             07/07/03              150,000,000        150,000,000
American Honda Finance Corporation                      1.26 - 1.49          08/08/03               75,000,000         75,022,843
Bayerische Landesbank                                       1.26             07/01/03              125,000,000        125,000,000
Bear Stearns Companies, Inc.                                1.62             07/03/03               60,000,000         60,075,328
Beta Finance, Inc.                                      1.08 - 1.09          07/01/03              125,000,000        124,997,616
Caterpillar Finance Services Corporation                    1.46             08/04/03               26,000,000         26,031,783
                                                            1.43             08/29/03               10,000,000         10,016,356
                                                            1.43             09/01/03               10,000,000         10,017,389
                                                            1.45             09/04/03               21,000,000         21,015,100
Credit Suisse First Boston USA, Inc.                        1.43             08/25/03               10,000,000         10,002,043
Deutsche Bank NY                                            1.65             07/01/04               75,000,000         75,000,000
Goldman Sachs Group, Inc. Promissory Note+                  1.28             07/01/03              101,000,000        101,000,000
                                       +                    1.39             07/10/03               50,000,000         50,000,000
                                       +                    1.09             07/23/03                5,000,000          5,000,000
Heller Financial, Inc.                                      1.76             08/08/03               24,400,000         24,412,567
Household Finance Corporation                               2.12             09/15/03               25,000,000         25,052,041
                                                            1.83             07/23/04                4,000,000          4,025,615
Key Bank N.A.                                               1.41             09/02/03               30,000,000         30,033,815
Links Securities LLC                                        1.10             07/01/03              150,000,000        149,997,842
Merrill Lynch & Co., Inc.                                   1.62             07/29/03               17,460,000         17,489,709
                                                            0.94             09/29/03               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                       1.18 - 1.62          07/01/03              153,000,000        153,009,619
                                                            1.28             07/15/03               10,000,000         10,000,000
                             The accompanying notes are an integral part of the financial statements.




                                                      MERRIMAC CASH PORTFOLIO
                                        SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------


                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------


VARIABLE RATE NOTES* (CONTINUED)
National City Bank                                         1.19%             07/01/03       $       50,000,000   $     50,000,000
                                                            1.03             04/01/04              125,000,000        124,971,824
Sigma Finance Corporation                                   1.08             03/10/04               30,000,000         29,998,963
                                                            1.14             05/18/04               45,000,000         44,998,068
Societe Generale NY                                         0.96             07/28/03               70,000,000         69,989,614
                                                                                                                 ----------------
                                                                                                                    1,627,158,135
                                                                                                                 ----------------
CORPORATE DEBT - 12.9%
Associates First Capital Corporation                        1.30             04/20/04               17,310,000         17,929,398
Bank of America Corporation                                 1.40             03/01/04               10,000,000         10,289,896
Bear Stearns Companies, Inc.                                1.57             02/13/04               25,000,000         25,000,000
                                                            1.32             03/02/04               31,965,000         32,974,359
Caterpillar Finance Services Corporation                    1.31             12/10/03               14,085,000         14,475,710
Chase Manhattan Corporation                                 1.02             04/15/04               20,000,000         20,741,942
Citigroup, Inc.                                         1.33 - 1.55          02/06/04              125,000,000        128,139,380
                                                            1.35             03/15/04               10,060,000         10,372,391
General Electric Capital Corporation                        1.47             09/11/03                6,500,000          6,567,067
                                                            1.48             11/03/03                5,000,000          5,090,511
                                                            0.98             04/23/04               35,000,000         36,144,582
Heller Financial, Inc.                                      0.98             03/19/04               17,175,000         17,746,470
Household Finance Corporation                               1.30             11/05/03               50,000,000         50,388,030
JP Morgan & Co., Inc.                                   1.34 - 1.58          02/25/04               45,885,000         47,162,763
Merrill Lynch & Co., Inc.                                   1.03             05/07/04               25,000,000         25,934,717
Morgan Stanley, Dean Witter & Co.                           1.42             01/20/04               15,875,000         16,242,836
SBC Communciations, Inc.                                    1.25             06/05/04               50,000,000         51,366,038
Sigma Finance Corporation                                   1.64             12/03/03               40,000,000         40,000,000
Travelers Group, Inc.                                       1.25             12/15/03               10,200,000         10,459,878
Wells Fargo & Company                                       0.98             07/15/04               12,100,000         12,803,820
                                                                                                                 ----------------
                                                                                                                      579,829,788
                                                                                                                 ----------------
PROMISSORY NOTES - 1.3%
Goldman Sachs Group, Inc.+                                  1.58             11/02/03               15,000,000         15,000,000
                        +                                   1.73             11/17/03               20,000,000         20,000,000
                        +                                   1.59             01/05/04               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                       60,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 10.7%
Federal Home Loan Bank                                      1.47             08/15/03               20,000,000         20,065,171
                                                            1.36             10/22/03               15,000,000         14,936,908
                                                            1.33             11/14/03               21,000,000         21,390,626
                                                            1.40             01/30/04               50,000,000         50,000,000
                                                            1.35             03/30/04               20,000,000         20,000,000
                                                            1.40             06/04/04               50,000,000         50,000,000
                                                            1.25             07/02/04               50,000,000         50,000,000
Federal Home Loan Mortgage Corporation                      1.32             08/29/03               30,000,000         29,935,592
                                                            1.37             01/09/04               13,993,000         13,892,251
Federal National Mortgage Association                       1.40             07/03/03               50,000,000         50,000,000
                                                            1.41             09/02/03               25,000,000         24,938,313
                                                        1.35 - 1.38          11/14/03               21,470,000         21,360,992
                                                            1.36             12/12/03               39,295,000         39,055,126
                                                            1.45             02/13/04               23,603,000         24,133,852
                                                            1.36             04/28/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      479,708,831
                                                                                                                 ----------------


    The accompanying notes are an integral part of the financial statements.

                                                      MERRIMAC CASH PORTFOLIO
                                        SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 1.1%
Wells Fargo Bank                                           1.21%             07/08/03       $       50,000,000   $     50,000,000
                                                                                                                 ----------------
TIME DEPOSITS - 2.3%
Suntrust Bank                                               1.25             07/01/03              105,000,000        105,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 0.2%
Whole Loan Auto Trust 2002-1 A1                             1.44             12/15/03                6,463,168          6,463,168
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 9.1%
Dreyfus Cash Management Plus Fund                                                                  131,459,077        131,459,077
Federated Prime Obligations Fund                                                                   136,912,639        136,912,639
One Group Institutional Prime Money Market Fund                                                    137,593,896        137,593,896
                                                                                                                 ----------------
                                                                                                                      405,965,612
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        4,472,344,452

Other assets and liabilities, net - 0.3%                                                                               13,042,521
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,485,386,973
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                  $4,472,344,452
    Cash                                                    3,812
    Interest receivable                                13,706,920
    Prepaid expenses                                       26,018
                                                    -------------
        Total assets                                4,486,081,202
                                                    -------------
LIABILITIES
    Management fee payable (Note 2)                       607,315
    Accrued expenses                                       86,914
                                                    -------------
        Total liabilities                                 694,229
                                                    -------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                         $4,485,386,973
                                                    =============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                          $  39,431,310
                                                    -------------
EXPENSES
    Management fees (Note 2)                            4,582,103
    Audit                                                  27,472
    Transaction fees                                        9,297
    Legal                                                  47,472
    Insurance                                              39,988
    Trustees fees and expenses                             24,440
    Miscellaneous                                         108,321
                                                    -------------
        Total expenses                                  4,839,093
                                                    -------------
NET INVESTMENT INCOME                                  34,592,217
                                                    -------------
NET REALIZED GAIN ON INVESTMENTS                           50,914
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $  34,643,131
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2003      YEAR ENDED
                                           (UNAUDITED)    DECEMBER 31, 2002
                                          --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $  34,592,217   $   105,908,081
    Net realized gain on investments             50,914            23,595
                                          -------------   ---------------
        Net increase in net assets from
          operations                         34,643,131       105,931,676
                                          -------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                         18,176,315,758   39,814,205,397
    Withdrawals                           (19,494,065,383) (39,143,736,686)
                                          -------------   ---------------
        Net increase (decrease) from
          investors' transactions         (1,317,749,625)     670,468,711
                                          -------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS     (1,283,106,494)     776,400,387
NET ASSETS
    Beginning of period                   5,768,493,467     4,992,093,080
                                          -------------   ---------------
    End of period                         $4,485,386,973  $ 5,768,493,467
                                          =============   ===============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                            JUNE 30, 2003    -----------------------------------------------------------------------
                             (UNAUDITED)         2002           2001           2000           1999          1998
                           ----------------  -------------  -------------  -------------  -------------  -----------
TOTAL RETURN(1)                     1.29%           1.87%          4.26%          6.34%          5.16%        5.49%

ANNUALIZED RATIOS TO
  AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA

  Net expenses                      0.18%           0.18%          0.18%          0.19%          0.19%        0.15%

  Net investment income             1.29            1.87           3.83           6.34           5.14         5.47

  Net expenses before
    waiver and
    reimbursements                    --              --             --             --             --         0.19

  Net assets, end of
    period (000s omitted)     $4,485,387      $5,768,493     $4,992,093     $1,098,004     $1,081,493     $793,200

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                                                            11

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the Cash Portfolio's sub-adviser as of June 1, 2003. For its services, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the Cash Portfolio's sub-adviser. For its services, Opus received an annual fee paid by Investors Bank at the same rate currently paid to Lincoln.

       The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $37,219,722,952 and $38,597,389,415 respectively for the Cash Portfolio for the six months ended June 30, 2003.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the six months ended June 30, 2003.

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2: Not applicable.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Merrimac Funds

By (Signature and Title):  /s/ Paul J. Jasinski
                           --------------------
                           Paul J. Jasinski, President and Principal
                           Executive Officer

                           Date August 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Paul J. Jasinski
                           --------------------
                           Paul J. Jasinski, President and Principal
                           Executive Officer

                           Date August 15, 2003



By (Signature and Title):  /s/ John F. Pyne
                           --------------------
                           John F. Pyne, Treasurer and Principal
                           Financial Officer

                           Date August 15, 2003